Insurance and reinsurance contracts - Effect of insurance contracts initially recognised (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Insurance
Effect of insurance contracts initially recognised
Onerous contracts initially recognised	$ 7	$ 7
New contracts in the year	7	7
Insurance | Insurance acquisition cash flows
Effect of insurance contracts initially recognised
Non-onerous contracts initially recognised	4,493	4,365
Onerous contracts initially recognised	95	101
New contracts in the year	4,588	4,466
Insurance | Claims and other directly attributable expenses
Effect of insurance contracts initially recognised
Non-onerous contracts initially recognised	19,655	17,125
Onerous contracts initially recognised	592	348
New contracts in the year	20,247	17,473
Insurance | Estimate of present value of expected future cash outflows
Effect of insurance contracts initially recognised
Non-onerous contracts initially recognised	24,148	21,490
Onerous contracts initially recognised	687	449
New contracts in the year	24,835	21,939
Insurance | Estimate of present value of expected future cash inflows
Effect of insurance contracts initially recognised
Non-onerous contracts initially recognised	(26,861)	(23,916)
Onerous contracts initially recognised	(683)	(484)
New contracts in the year	(27,544)	(24,400)
Insurance | Risk adjustment for non-financial risk (RA)
Effect of insurance contracts initially recognised
Non-onerous contracts initially recognised	312	253
Onerous contracts initially recognised	3	42
New contracts in the year	315	295
Insurance | Contractual service margin (CSM)
Effect of insurance contracts initially recognised
Non-onerous contracts initially recognised	2,401	2,173
New contracts in the year	2,401	2,173
RI
Effect of insurance contracts initially recognised
Onerous contracts initially recognised	(1)
New contracts in the year	(1)
RI | Estimate of present value of expected future cash outflows
Effect of insurance contracts initially recognised
Non-onerous contracts initially recognised	2,329	1,022
Onerous contracts initially recognised		(1)
New contracts in the year	2,329	1,021
RI | Estimate of present value of expected future cash inflows
Effect of insurance contracts initially recognised
Non-onerous contracts initially recognised	(2,338)	(946)
Onerous contracts initially recognised	(1)
New contracts in the year	(2,339)	(946)
RI | Risk adjustment for non-financial risk (RA)
Effect of insurance contracts initially recognised
Non-onerous contracts initially recognised	(5)	(5)
New contracts in the year	(5)	(5)
RI | Contractual service margin (CSM)
Effect of insurance contracts initially recognised
Non-onerous contracts initially recognised	14	(71)
Onerous contracts initially recognised		1
New contracts in the year	$ 14	$ (70)